DUE TO BANKS AND CORRESPONDENTS - Schedule of International Funds and Others (Details) S/ in Thousands, $ in Millions	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	S/ 6,127,837	S/ 5,821,219
Cross currency swaps (CCS)
Disclosure of detailed information about international funds and others [Line Items]
Notional amount		225,800	$ 60.0
State Bank of India
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	756,675	564,600
Corporación Financiera de Desarrollo (COFIDE)
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	631,987	115,760
Bank of America N.A.
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	605,340	564,600
Caixabank
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	605,340	590,948
Banco de la Nación
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	600,000	400,000
Wells Fargo Bank N.A.
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	486,290	0
Commerzbank AG
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	335,627	376,400
Sumitomo Mitsui Banking Corporation
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	302,670	752,800
Banco Interamericano de Desarrollo (BID)
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	184,825	0
Banco BCI
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	179,396	0
Banco Bice
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	175,205	104,425
Bank of New York Mellon
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	168,150	188,200
Japan International Cooperation Agency
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	168,150	0
Bancoldex
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	158,595	108,035
Standard Chartered Bank Hong Kong Ltd.
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	157,388	564,600
Banco BBVA Perú
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	127,743	110,000
JP Morgan Chase & Co.
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	104,526	45,365
ICBC Perú Bank S.A.
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	100,000	60,000
Banco Internacional
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	95,967	49,947
Banco Nacional de Bolivia S.A.
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	39,226	54,986
Banco Bisa S.A.
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	38,655	52,133
Banco de Occidente
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	35,501	34,162
Bancolombia S.A.
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	34,182	25,013
Citibank N.A.
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	697	376,401
Banco Security
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	4	47,710
International Finance Corporation (IFC)
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	0	570,540
Others minors
Disclosure of detailed information about international funds and others [Line Items]
International funds and others	S/ 35,698	S/ 64,594